Subsequent Events - Additional Information (Detail)			12 Months Ended
	May 08, 2024 USD ($)	Apr. 24, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	May 07, 2024 USD ($)	Apr. 11, 2024 USD ($) $ / shares shares	Apr. 09, 2024 USD ($) $ / shares shares	Jan. 03, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 05, 2021 USD ($)
Subsequent Event [Line Items]
Deferred Underwriting Fee Waived							$ 26,250,000
Assets Held-in-trust, Noncurrent			$ 804,228,813			$ 184,400,000		$ 794,750,266	$ 759,712,942
Temporary Equity, Aggregate Amount of Redemption Requirement						$ 620,800,000
Temporary Equity, Redemption Price Per Share | $ / shares			$ 10.72			$ 10.74		$ 10.6	$ 10.09
Temporary Equity, Shares Authorized | shares						57,824,777
Promissory Note Issued To The Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face value										$ 300,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deferred Underwriting Fee Payable							26,250,000
Deferred Underwriting Fee Waived							$ 26,250,000
Aggregate Transaction Proceeds to Consummate Business Combination					$ 350,000,000
Common stock value subscribed					225,000,000
Assets Held-in-trust, Noncurrent						$ 184,400,000
Temporary Equity, Aggregate Amount of Redemption Requirement						$ 620,800,000
Temporary Equity, Redemption Price Per Share | $ / shares						$ 10.74
Temporary Equity, Shares Authorized | shares						57,824,777
Subsequent Event [Member] | Promissory Note Issued To The Sponsor [Member]
Subsequent Event [Line Items]
Debt instrument face value				$ 2,000,000
Subsequent Event [Member] | Accredited Investors [Member]
Subsequent Event [Line Items]
Common stock value subscribed					$ 175,000,000
Subsequent Event [Member] | Additional Subscription Agreement [Member]
Subsequent Event [Line Items]
Sale of stock issue price per share | $ / shares					$ 10.165
Common stock shares subscribed but not issued | shares					4,918,839
Common stock value subscribed					$ 50,000,000
Subsequent Event [Member] | Commitment Share [Member] | Share Purchase And Non Redemption Agreement [Member]
Subsequent Event [Line Items]
Sale of stock issue price per share | $ / shares		$ 0.0001
Stock split ratio		0.0526
Aggregate open market value of shares issued by the investors		$ 20,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Aggregate Transaction Proceeds to Consummate Business Combination					409,500,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Aggregate Transaction Proceeds to Consummate Business Combination					$ 350,000,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Debt Instrument, Maturity Date			Apr. 15, 2029
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds From Reverse Recapitalization Transaction Received After Business Combination	$ 330,000,000
Proceeds From Reverse Recapitalization Transaction Receivable	$ 20,000,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | Lionsgate Studios [Member] | SEAC [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Parent	87.20%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | Screaming Eagle [Member] | Lionsgate Studios [Member] | SEAC [Member]
Subsequent Event [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner	12.80%
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of private placement	$ 274,300,000
Proceeds From Reverse Recapitalization Transaction	350,000,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | 5.500 Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face value	$ 389,900,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Subsequent Event [Member] | 5.500 Senior Notes [Member] | Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage	5.50%
Debt Instrument, Maturity Date	Apr. 15, 2029
Debt Instrument, Interest Rate, Increase (Decrease)	6.00%
Long-Term Debt, Maturity Date	Apr. 15, 2030